Receivables from Financial Services - Changes in Allowance for Credit Losses on Receivables from Financial Services (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	¥ 36,767	¥ 34,286	¥ 60,241
Remeasurement	26,829	10,263	(4,778)
Write-offs	(19,942)	(12,256)	(20,733)
Exchange differences on translating foreign operations	2,429	4,474	(444)
Balance at end of year	46,083	36,767	34,286
Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	487	813	690
Remeasurement	(3)	(255)	142
Write-offs	(35)	(97)	(107)
Exchange differences on translating foreign operations	16	26	88
Balance at end of year	465	487	813
Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	1,809	2,267	2,537
Remeasurement	192	(726)	(402)
Write-offs	33	30	18
Exchange differences on translating foreign operations	70	238	114
Balance at end of year	2,104	1,809	2,267
Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	39,063	37,366	63,468
Remeasurement	27,018	9,282	(5,038)
Write-offs	(19,944)	(12,323)	(20,822)
Exchange differences on translating foreign operations	2,515	4,738	(242)
Balance at end of year	48,652	39,063	37,366
12-month ECL [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	23,789	23,480	26,655
Remeasurement	868	(2,513)	(3,286)
Write-offs
Exchange differences on translating foreign operations	1,810	2,822	111
Balance at end of year	26,467	23,789	23,480
12-month ECL [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	139	470	481
Remeasurement	49	(339)	(65)
Write-offs
Exchange differences on translating foreign operations	4	8	54
Balance at end of year	192	139	470
12-month ECL [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	1,176	1,741	1,437
Remeasurement	(263)	(649)	160
Write-offs
Exchange differences on translating foreign operations	63	84	144
Balance at end of year	976	1,176	1,741
12-month ECL [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	25,104	25,691	28,573
Remeasurement	654	(3,501)	(3,191)
Write-offs
Exchange differences on translating foreign operations	1,877	2,914	309
Balance at end of year	27,635	25,104	25,691
Lifetime ECL [member] | Not credit-impaired [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	5,514	5,923	26,632
Remeasurement	5,288	(925)	(20,319)
Write-offs
Exchange differences on translating foreign operations	270	516	(390)
Balance at end of year	11,072	5,514	5,923
Lifetime ECL [member] | Not credit-impaired [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	92	184	96
Remeasurement	(28)	(98)	71
Write-offs
Exchange differences on translating foreign operations	5	6	17
Balance at end of year	69	92	184
Lifetime ECL [member] | Not credit-impaired [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	17	62	318
Remeasurement	(8)	(46)	(270)
Write-offs
Exchange differences on translating foreign operations	1	1	14
Balance at end of year	10	17	62
Lifetime ECL [member] | Not credit-impaired [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	5,623	6,169	27,046
Remeasurement	5,252	(1,069)	(20,518)
Write-offs
Exchange differences on translating foreign operations	276	523	(359)
Balance at end of year	11,151	5,623	6,169
Lifetime ECL [member] | Credit-impaired [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	7,464	4,883	6,954
Remeasurement	20,673	13,701	18,827
Write-offs	(19,942)	(12,256)	(20,733)
Exchange differences on translating foreign operations	349	1,136	(165)
Balance at end of year	8,544	7,464	4,883
Lifetime ECL [member] | Credit-impaired [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	256	159	113
Remeasurement	(24)	182	136
Write-offs	(35)	(97)	(107)
Exchange differences on translating foreign operations	7	12	17
Balance at end of year	204	256	159
Lifetime ECL [member] | Credit-impaired [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	616	464	782
Remeasurement	463	(31)	(292)
Write-offs	33	30	18
Exchange differences on translating foreign operations	6	153	(44)
Balance at end of year	1,118	616	464
Lifetime ECL [member] | Credit-impaired [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	8,336	5,506	7,849
Remeasurement	21,112	13,852	18,671
Write-offs	(19,944)	(12,323)	(20,822)
Exchange differences on translating foreign operations	362	1,301	(192)
Balance at end of year	¥ 9,866	¥ 8,336	¥ 5,506